Financial instruments and financial risk factors	3 Months Ended
Jan. 31, 2022
Financial Instruments [Abstract]
Financial instruments and financial risk factors	Financial instruments and financial risk factors
Fair values
The Company’s financial instruments consist of cash, accounts receivables, accounts payable and accrued liabilities, loans payable. The carrying amounts of cash, Harmonized Sales Taxes receivable, other receivables, accounts payable and accrued liabilities approximately fair value due to the short-term maturity of these instruments.
Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:
•Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices); and
•Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
There were no transfers between the levels during the current or prior year.
The Company’s financial assets measured at fair value on a recurring basis are measured under level 1 of the hierarchy and were calculated as follows:

	Balance	Level 2
	$	$
As at January 31, 2022
Accounts receivable	5,815,394	5,815,394
	5,815,394	5,815,394
As at October 31, 2021
Accounts receivable	4,072,701	4,072,701
	4,072,701	4,072,701
See Note 3 above for additional details related to measurement of accounts receivable.
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

	Balance	Level 1	Level 2
	$	$	$
As at January 31, 2022
Conversion feature of convertible debt (see Note 10)	14,330,664	—	14,330,664
	14,330,664	—	14,330,664
As at October 31, 2021
Conversion feature of convertible debt (see Note 10)	29,028,938	—	29,028,938
Warrants (see Note 11)	82,109,334	53,549,989	28,559,344
	111,138,272	53,549,989	57,588,282
Currency risk
The Company is exposed to currency risk as its cash is mainly denominated in U.S. dollars, but its operations require Canadian dollars and other currencies.

At January 31, 2022, the Company had Canadian dollar denominated cash of approximately Cdn. $3,163,333 and Canadian dollar denominated net liabilities and loans payable of approximately Cdn. $25,289,808. The remaining amounts were denominated in U.S. dollars and immaterial amounts of other currencies. Gains and losses arising upon translation of these amounts into U.S. dollars for inclusion in the condensed consolidated interim financial statements are recorded in other income and expenses as foreign exchange. A 5% strengthening of the Canadian dollar versus the U.S. dollar, at January 31, 2022, would have increased the foreign exchange loss for the year by approximately $868,379 while a 5% weakening of the Canadian dollar would have had approximately the equal but opposite effect. This analysis assumes that all other variables remain constant.

Interest rate risk
Interest rate risk is the risk arising from the effect of changes in prevailing interest rates on the Company’s financial instruments. The Company is exposed to interest rate risk, as it has variable interest rate debt, see Note 10.
Credit, liquidity, and market risks
Credit risks associated with cash are minimal as the Company deposits the majority of its cash with a large Canadian financial institution. The Company’s credit risks associated with receivables are managed and exposure to potential loss is assessed as minimal.
The Company's revenue and accounts receivable primarily come from two key customers, further disclosed in Note 16. The Company manages this risk by engaging with reputable multi-
national corporations in stable jurisdictions and performing a review of a potential customer's financial health prior to engaging in business.
Management established an appropriate liquidity risk management framework for the management of the Company’s short-term, medium and long-term funding and liquidity requirements.
Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.

The capital structure of the Company consists of net debt (borrowings after deducting cash and cash equivalents) and equity of the Company (comprising issued share capital, contributed surplus and accumulated deficit as disclosed in Note 12).
The Company is not subject to any externally imposed capital requirements.